Document And Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Entity Registrant Name	FirstService Corp
Entity Central Index Key	0001637810
Trading Symbol	fsv
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Multiple Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	1,325,694
Subordinate Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	34,654,353